LEASES - Supplemental Information Related to Operating Leases (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease cost:
Operating fixed lease cost	¥ 4,217	¥ 4,186
- Amortization of ROU assets	87	93
- Interest on lease liabilities	114	116
Variable lease cost	110	(144)
Total lease cost	¥ 4,528	¥ 4,251
Other information:
Weighted average remaining lease term, Operating leases (in years)	0 years	13 years
Weighted average remaining lease term, Finance leases (in years)	0 years	28 years
Weighted average discount rate, Operating leases (in %)	6.27%	6.28%
Weighted average discount rate, Finance leases (in %)	4.29%	3.98%